Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Oustanding	1,271
Weighted average exercise price | $ / shares	$ 85
Intrinsic value | $	$ 104
Weighted average contractual term	2 years
2023 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance under share-based payment arrangement	41,000,000
Expiration Period	10 years
2023 Long Term Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting Period	3 years
2023 Long Term Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting Period	3 years 6 months